Distribution Date:	10/18/21	Wells Fargo Commercial Mortgage Trust 2017-C41
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-C41

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		500 North Central Expressway, Suite 261 | Plano, TX 75074
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Trimont Real Estate Advisors, LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Trust Advisor		Trustadvisor@trimontrea.com
Historical Detail	18		3500 Lenox Road,Suite G1 | Atlanta, GA 30326
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95001AAZ9	2.279000%	30,952,000.00	8,484,685.80	741,226.76	16,113.83	0.00	0.00	757,340.59	7,743,459.04	30.91%	30.00%
A-2	95001ABA3	2.590000%	14,675,000.00	14,675,000.00	0.00	31,673.54	0.00	0.00	31,673.54	14,675,000.00	30.91%	30.00%
A-3	95001ABC9	3.210000%	215,000,000.00	215,000,000.00	0.00	575,125.00	0.00	0.00	575,125.00	215,000,000.00	30.91%	30.00%
A-SB	95001ABB1	3.390000%	44,401,000.00	44,401,000.00	0.00	125,432.83	0.00	0.00	125,432.83	44,401,000.00	30.91%	30.00%
A-4	95001ABD7	3.472000%	245,117,000.00	245,117,000.00	0.00	709,205.19	0.00	0.00	709,205.19	245,117,000.00	30.91%	30.00%
A-S	95001ABG0	3.785000%	69,751,000.00	69,751,000.00	0.00	220,006.28	0.00	0.00	220,006.28	69,751,000.00	21.77%	21.13%
B	95001ABH8	4.188000%	38,313,000.00	38,313,000.00	0.00	133,712.37	0.00	0.00	133,712.37	38,313,000.00	16.74%	16.25%
C	95001ABJ4	4.506029%	32,420,000.00	32,420,000.00	0.00	121,737.88	0.00	0.00	121,737.88	32,420,000.00	12.49%	12.13%
D	95001AAD8	2.600000%	12,771,000.00	12,771,000.00	0.00	27,670.50	0.00	0.00	27,670.50	12,771,000.00	10.82%	10.50%
E-RR	95001AAH9	4.506029%	22,595,000.00	22,595,000.00	0.00	84,844.77	0.00	0.00	84,844.77	22,595,000.00	7.86%	7.63%
F-RR	95001AAL0	4.506029%	13,754,000.00	13,754,000.00	0.00	51,646.60	0.00	0.00	51,646.60	13,754,000.00	6.05%	5.88%
G-RR	95001AAP1	4.506029%	12,771,000.00	12,771,000.00	0.00	47,955.41	0.00	0.00	47,955.41	12,771,000.00	4.38%	4.25%
H-RR*	95001AAS5	4.506029%	33,402,177.00	33,402,177.00	0.00	99,202.05	0.00	0.00	99,202.05	33,402,177.00	0.00%	0.00%
V	95001AAV8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001AAX4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			785,922,177.00	763,454,862.80	741,226.76	2,244,326.25	0.00	0.00	2,985,553.01	762,713,636.04

Notional Certificates
X-A	95001ABE5	1.191391%	550,145,000.00	527,677,685.80	0.00	523,891.95	0.00	0.00	523,891.95	526,936,459.04
X-B	95001ABF2	0.444728%	140,484,000.00	140,484,000.00	0.00	52,064.26	0.00	0.00	52,064.26	140,484,000.00
X-D	95001AAA4	1.906029%	12,771,000.00	12,771,000.00	0.00	20,284.91	0.00	0.00	20,284.91	12,771,000.00
Notional SubTotal			703,400,000.00	680,932,685.80	0.00	596,241.12	0.00	0.00	596,241.12	680,191,459.04

Deal Distribution Total					741,226.76	2,840,567.37	0.00	0.00	3,581,794.13

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001AAZ9	274.12399199	23.94762083	0.52060707	0.00000000	0.00000000	0.00000000	0.00000000	24.46822790	250.17637116
A-2	95001ABA3	1,000.00000000	0.00000000	2.15833322	0.00000000	0.00000000	0.00000000	0.00000000	2.15833322	1,000.00000000
A-3	95001ABC9	1,000.00000000	0.00000000	2.67500000	0.00000000	0.00000000	0.00000000	0.00000000	2.67500000	1,000.00000000
A-SB	95001ABB1	1,000.00000000	0.00000000	2.82500011	0.00000000	0.00000000	0.00000000	0.00000000	2.82500011	1,000.00000000
A-4	95001ABD7	1,000.00000000	0.00000000	2.89333335	0.00000000	0.00000000	0.00000000	0.00000000	2.89333335	1,000.00000000
A-S	95001ABG0	1,000.00000000	0.00000000	3.15416668	0.00000000	0.00000000	0.00000000	0.00000000	3.15416668	1,000.00000000
B	95001ABH8	1,000.00000000	0.00000000	3.49000000	0.00000000	0.00000000	0.00000000	0.00000000	3.49000000	1,000.00000000
C	95001ABJ4	1,000.00000000	0.00000000	3.75502406	0.00000000	0.00000000	0.00000000	0.00000000	3.75502406	1,000.00000000
D	95001AAD8	1,000.00000000	0.00000000	2.16666667	0.00000000	0.00000000	0.00000000	0.00000000	2.16666667	1,000.00000000
E-RR	95001AAH9	1,000.00000000	0.00000000	3.75502412	0.00000000	0.00000000	0.00000000	0.00000000	3.75502412	1,000.00000000
F-RR	95001AAL0	1,000.00000000	0.00000000	3.75502399	0.00000000	0.00000000	0.00000000	0.00000000	3.75502399	1,000.00000000
G-RR	95001AAP1	1,000.00000000	0.00000000	3.75502388	0.00000000	0.00000000	0.00000000	0.00000000	3.75502388	1,000.00000000
H-RR	95001AAS5	1,000.00000000	0.00000000	2.96992768	0.78509643	13.65222003	0.00000000	0.00000000	2.96992768	1,000.00000000
V	95001AAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001AAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001ABE5	959.16110444	0.00000000	0.95227976	0.00000000	0.00000000	0.00000000	0.00000000	0.95227976	957.81377462
X-B	95001ABF2	1,000.00000000	0.00000000	0.37060633	0.00000000	0.00000000	0.00000000	0.00000000	0.37060633	1,000.00000000
X-D	95001AAA4	1,000.00000000	0.00000000	1.58835722	0.00000000	0.00000000	0.00000000	0.00000000	1.58835722	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	16,113.83	0.00	16,113.83	0.00	0.00	0.00	16,113.83	0.00
A-2	09/01/21 - 09/30/21	30	0.00	31,673.54	0.00	31,673.54	0.00	0.00	0.00	31,673.54	0.00
A-3	09/01/21 - 09/30/21	30	0.00	575,125.00	0.00	575,125.00	0.00	0.00	0.00	575,125.00	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	125,432.83	0.00	125,432.83	0.00	0.00	0.00	125,432.83	0.00
A-4	09/01/21 - 09/30/21	30	0.00	709,205.19	0.00	709,205.19	0.00	0.00	0.00	709,205.19	0.00
A-S	09/01/21 - 09/30/21	30	0.00	220,006.28	0.00	220,006.28	0.00	0.00	0.00	220,006.28	0.00
X-A	09/01/21 - 09/30/21	30	0.00	523,891.95	0.00	523,891.95	0.00	0.00	0.00	523,891.95	0.00
X-B	09/01/21 - 09/30/21	30	0.00	52,064.26	0.00	52,064.26	0.00	0.00	0.00	52,064.26	0.00
X-D	09/01/21 - 09/30/21	30	0.00	20,284.91	0.00	20,284.91	0.00	0.00	0.00	20,284.91	0.00
B	09/01/21 - 09/30/21	30	0.00	133,712.37	0.00	133,712.37	0.00	0.00	0.00	133,712.37	0.00
C	09/01/21 - 09/30/21	30	0.00	121,737.88	0.00	121,737.88	0.00	0.00	0.00	121,737.88	0.00
D	09/01/21 - 09/30/21	30	0.00	27,670.50	0.00	27,670.50	0.00	0.00	0.00	27,670.50	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	84,844.77	0.00	84,844.77	0.00	0.00	0.00	84,844.77	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	51,646.60	0.00	51,646.60	0.00	0.00	0.00	51,646.60	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	47,955.41	0.00	47,955.41	0.00	0.00	0.00	47,955.41	0.00
H-RR	09/01/21 - 09/30/21	30	428,182.11	125,425.97	0.00	125,425.97	26,223.93	0.00	0.00	99,202.05	456,013.87
Totals			428,182.11	2,866,791.29	0.00	2,866,791.29	26,223.93	0.00	0.00	2,840,567.37	456,013.87

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	3,581,794.13
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,879,835.62	Master Servicing Fee	6,473.46
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,181.43
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	318.11
ARD Interest	0.00	Operating Advisor Fee	597.50
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	184.50
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,879,835.62	Total Fees	13,044.99

Principal		Expenses/Reimbursements
Scheduled Principal	741,226.76	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	26,052.98
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	170.95
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	741,226.76	Total Expenses/Reimbursements	26,223.93

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,840,567.37
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	741,226.76
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,581,794.13
Total Funds Collected	3,621,062.38	Total Funds Distributed	3,621,063.05

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	763,454,863.22	763,454,863.22	Beginning Certificate Balance	763,454,862.80
(-) Scheduled Principal Collections	741,226.76	741,226.76	(-) Principal Distributions	741,226.76
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	762,713,636.46	762,713,636.46	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	764,706,543.39	764,706,543.39	Ending Certificate Balance	762,713,636.04
Ending Actual Collateral Balance	764,079,086.36	764,079,086.36

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.42)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.42)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.51%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
3,000,000 or less	3	5,307,552.44	0.70%	70	4.2047	2.529261	1.30 or less	14	226,131,421.62	29.65%	67	4.9575	0.307654
3,000,001 to 4,000,000	1	3,491,792.14	0.46%	73	5.2500	1.327300	1.31 to 1.40	4	67,201,267.84	8.81%	72	4.6621	1.378626
4,000,001 to 5,000,000	3	13,341,623.89	1.75%	72	4.6108	1.568909	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	2	10,771,985.11	1.41%	70	4.7832	1.328159	1.51 to 1.75	8	97,155,077.67	12.74%	72	4.4695	1.628472
6,000,001 to 7,000,000	3	20,524,078.49	2.69%	72	4.1795	2.576462	1.76 to 2.00	10	168,311,419.96	22.07%	72	4.4224	1.875414
7,000,001 to 8,000,000	3	22,763,409.28	2.98%	72	4.5410	1.740708	2.01 to 2.25	6	74,697,300.37	9.79%	72	4.4282	2.126239
8,000,001 to 9,000,000	4	34,022,300.37	4.46%	72	4.2902	2.034686	2.26 to 2.50	3	51,232,149.00	6.72%	73	4.1353	2.435294
9,000,001 to 10,000,000	3	29,098,892.29	3.82%	72	3.8921	2.331925	2.51 to 2.75	1	8,500,000.00	1.11%	72	3.9420	2.528000
10,000,001 to 15,000,000	12	151,105,815.12	19.81%	66	4.6276	1.648639	2.76 to 3.00	3	25,340,000.00	3.32%	72	3.8248	2.898847
15,000,001 to 20,000,000	8	146,224,064.20	19.17%	72	4.8413	1.025495	3.01 or greater	4	44,145,000.00	5.79%	71	3.7685	3.409021
20,000,001 to 30,000,000	6	139,470,002.21	18.29%	73	4.4406	1.834780	Totals	53	762,713,636.46	100.00%	71	4.5264	1.527584
30,000,001 or greater	5	186,592,120.92	24.46%	71	4.4148	1.217945
Totals	53	762,713,636.46	100.00%	71	4.5264	1.527584
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	17,933,224.24	2.35%	73	5.2910	(0.098000)	Totals	96	762,713,636.46	100.00%	71	4.5264	1.527584
Arizona	3	11,040,795.77	1.45%	72	4.2952	2.279842
									Property Type³
California	17	193,829,413.49	25.41%	70	4.4301	1.373542
Florida	6	35,855,097.22	4.70%	72	4.4399	1.860479		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	6	29,758,747.12	3.90%	73	4.5600	1.703017		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	4	5,100,230.77	0.67%	72	4.5490	1.764091	Industrial	31	111,968,649.15	14.68%	73	4.1605	2.374104
Indiana	1	840,086.60	0.11%	73	4.1800	2.409100	Lodging	9	151,275,031.46	19.83%	65	4.9774	0.141558
Iowa	1	1,909,287.81	0.25%	73	4.1800	2.409100	Mixed Use	6	110,706,814.90	14.51%	72	4.4217	1.422288
Louisiana	1	40,180,056.21	5.27%	70	3.9840	1.892900	Multi-Family	1	13,500,000.00	1.77%	73	4.8200	1.885000
Michigan	3	23,333,988.47	3.06%	73	4.8270	1.100356	Office	28	139,934,849.08	18.35%	73	4.6217	1.852689
Missouri	1	1,566,219.11	0.21%	72	4.7000	1.553600	Retail	17	207,742,187.23	27.24%	71	4.3578	1.855556
Nebraska	1	11,287,351.04	1.48%	73	4.9900	1.033900	Self Storage	4	27,586,104.23	3.62%	72	4.5999	1.250553
Nevada	1	19,212,777.99	2.52%	73	5.7700	0.877500	Totals	96	762,713,636.46	100.00%	71	4.5264	1.527584
New Jersey	4	95,225,182.31	12.49%	72	4.5841	1.277369
New York	6	67,263,409.28	8.82%	72	4.6535	1.332835
North Carolina	1	13,521,155.26	1.77%	73	4.3550	1.903000
North Dakota	1	4,634,514.53	0.61%	71	4.6920	1.019200
Ohio	9	58,001,004.10	7.60%	72	4.5097	1.778084
Oregon	1	10,000,000.00	1.31%	72	3.6450	2.956600
Pennsylvania	4	26,704,696.34	3.50%	72	4.6384	1.752537
South Carolina	1	5,456,872.81	0.72%	70	4.9500	1.141400
Tennessee	2	28,178,763.16	3.69%	73	3.9079	2.862544
Texas	18	53,880,846.42	7.06%	57	4.6751	1.236440
Virginia	2	5,422,377.54	0.71%	73	4.1800	2.409100
Wisconsin	1	2,577,538.46	0.34%	73	4.1800	2.409100

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	3	25,000,000.00	3.28%	70	3.6525	3.513316	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	8	114,668,948.50	15.03%	71	3.9174	2.424720	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	39,682,149.00	5.20%	73	4.1915	2.422282	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	9	186,745,704.59	24.48%	73	4.3769	1.756934	37 months to 48 months	39	550,416,892.30	72.17%	71	4.5274	1.717363
	4.501% to 4.750%	17	195,575,760.52	25.64%	72	4.6115	1.548028	49 months or greater	14	212,296,744.16	27.83%	69	4.5237	1.035548
	4.751% to 5.000%	8	92,030,369.14	12.07%	71	4.8963	0.681045	Totals	53	762,713,636.46	100.00%	71	4.5264	1.527584
	5.001% to 5.250%	4	71,864,702.48	9.42%	56	5.1468	(0.076813)
	5.251% to 5.750%	1	17,933,224.24	2.35%	73	5.2910	(0.098000)
	5.751% or greater	1	19,212,777.99	2.52%	73	5.7700	0.877500
	Totals	53	762,713,636.46	100.00%	71	4.5264	1.527584
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	1	14,332,903.26	1.88%	13	5.2400	0.040400	Interest Only	21	256,495,000.00	33.63%	72	4.2682	2.104988
	61 months or greater	52	748,380,733.20	98.12%	72	4.5127	1.556067	239 months or less	1	1,566,219.11	0.21%	72	4.7000	1.553600
	Totals	53	762,713,636.46	100.00%	71	4.5264	1.527584	240 months to 300 months	6	76,730,294.19	10.06%	61	4.5481	1.435498
								301 months or greater	25	427,922,123.16	56.11%	71	4.6766	1.197907
								Totals	53	762,713,636.46	100.00%	71	4.5264	1.527584
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	17,726,333.33	2.32%	72	4.2477	2.400719				None
	12 months or less	42	611,469,391.49	80.17%	72	4.4686	1.705665
	13 months to 24 months	8	111,867,911.64	14.67%	62	4.9164	0.378678
	25 months or greater	1	21,650,000.00	2.84%	73	4.3700	1.719600
	Totals	53	762,713,636.46	100.00%	71	4.5264	1.527584
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	883100797	MU	Morristown	NJ	Actual/360	4.355%	127,020.83	0.00	0.00	N/A	11/06/27	--	35,000,000.00	35,000,000.00	03/06/20
1A	883100798				Actual/360	4.355%	54,437.50	0.00	0.00	N/A	11/06/27	--	15,000,000.00	15,000,000.00	03/06/20
2	28001836	LO	Los Angeles	CA	Actual/360	5.114%	176,664.33	65,059.37	0.00	N/A	03/06/27	--	41,454,282.55	41,389,223.18	09/06/20
3	883100749	RT	Baton Rouge	LA	Actual/360	3.984%	133,602.83	61,759.44	0.00	N/A	08/01/27	--	40,241,815.65	40,180,056.21	10/01/21
4	310941783	Various Various		Various	Actual/360	4.355%	143,580.03	77,116.62	0.00	N/A	11/11/27	--	39,562,809.15	39,485,692.53	10/11/21
5	883100799	Various Various		Various	Actual/360	4.180%	106,371.07	0.00	0.00	N/A	11/05/27	--	30,537,149.00	30,537,149.00	10/05/21
6	28301154	OF	Various	Various	Actual/360	4.610%	107,931.02	46,041.63	0.00	N/A	10/06/27	--	28,094,843.57	28,048,801.94	10/06/21
7	310942386	LO	Savannah	GA	Actual/360	4.550%	94,170.06	40,889.98	0.00	N/A	11/11/27	--	24,836,060.46	24,795,170.48	10/11/21
8	28101155	RT	Canton	OH	Actual/360	4.681%	87,218.20	31,805.98	0.00	N/A	11/06/27	--	22,358,863.28	22,327,057.30	10/06/21
9	883100809	OF	Nashville	TN	Actual/360	3.790%	70,430.83	0.00	0.00	N/A	11/06/27	--	22,300,000.00	22,300,000.00	10/06/21
10	28001171	MU	New York	NY	Actual/360	4.370%	78,842.08	0.00	0.00	N/A	11/06/27	--	21,650,000.00	21,650,000.00	10/06/21
11	883100793	OF	Yardley	PA	Actual/360	4.598%	78,083.69	29,546.53	0.00	N/A	10/06/27	--	20,378,519.02	20,348,972.49	10/06/21
12	301741230	RT	Marlton	NJ	Actual/360	4.680%	77,621.12	28,453.34	0.00	N/A	10/06/27	--	19,902,851.75	19,874,398.41	10/06/21
13	301741236	OF	Las Vegas	NV	Actual/360	5.770%	92,506.10	25,924.81	0.00	N/A	11/06/27	--	19,238,702.80	19,212,777.99	10/06/21
14	309220014	LO	Berkeley	CA	Actual/360	4.820%	78,573.94	26,601.05	0.00	N/A	09/06/27	--	19,561,977.52	19,535,376.47	10/06/21
15	28001166	LO	Birmingham	AL	Actual/360	5.291%	79,186.16	26,215.56	0.00	N/A	11/06/27	--	17,959,439.80	17,933,224.24	10/06/21
16	301741233	IN	San Francisco	CA	Actual/360	4.310%	68,241.67	0.00	0.00	N/A	11/06/27	--	19,000,000.00	19,000,000.00	10/06/21
17	28001137	RT	Macedonia	OH	Actual/360	4.450%	65,705.18	24,964.20	0.00	N/A	09/06/27	--	17,718,251.29	17,693,287.09	10/06/21
18	301741223	RT	Wesley Chapel	FL	Actual/360	4.410%	62,383.12	0.00	0.00	N/A	09/06/27	--	16,975,000.00	16,975,000.00	10/06/21
19	301741211	MU	New York	NY	Actual/360	4.970%	66,266.67	0.00	0.00	N/A	08/06/27	--	16,000,000.00	16,000,000.00	10/06/21
20	310941491	LO	Houston	TX	Actual/360	5.240%	62,720.94	30,669.69	0.00	N/A	11/11/22	--	14,363,572.95	14,332,903.26	11/11/20
21	309221021	RT	Torrance	CA	Actual/360	3.658%	37,409.11	0.00	0.00	N/A	06/01/27	--	12,273,666.67	12,273,666.67	10/01/21
21A	309220021				Actual/360	3.658%	8,309.64	0.00	0.00	N/A	06/01/27	--	2,726,333.33	2,726,333.33	10/01/21
22	28001150	SS	Hallandale Beach	FL	Actual/360	4.586%	51,026.47	18,272.34	0.00	N/A	10/06/27	--	13,351,888.80	13,333,616.46	10/06/21
23	301741234	MF	Staten Island	NY	Actual/360	4.820%	54,225.00	0.00	0.00	N/A	11/06/27	--	13,500,000.00	13,500,000.00	10/06/21
24	600940874	LO	Plymouth	MI	Actual/360	4.990%	52,202.92	18,040.67	0.00	N/A	11/11/27	--	12,553,809.49	12,535,768.82	08/11/20
25	301741237	OF	Shrewsbury	NJ	Actual/360	5.120%	54,047.91	16,695.41	0.00	N/A	11/06/27	--	12,667,479.31	12,650,783.90	10/06/21
26	301741219	RT	North Bergen	NJ	Actual/360	4.802%	50,821.17	0.00	0.00	N/A	06/06/27	--	12,700,000.00	12,700,000.00	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	410939804	RT	Dublin	CA	Actual/360	4.410%	42,913.56	19,755.41	0.00	N/A	10/11/27	--	11,677,159.99	11,657,404.58	10/11/21
28	301741235	LO	Omaha	NE	Actual/360	4.990%	47,008.66	17,336.62	0.00	N/A	11/06/27	--	11,304,687.66	11,287,351.04	10/06/21
29	309220029	IN	Simi Valley	CA	Actual/360	3.942%	37,941.75	0.00	0.00	N/A	10/06/27	--	11,550,000.00	11,550,000.00	10/06/21
30	883100778	RT	Palm Desert	CA	Actual/360	3.830%	31,851.54	25,701.47	0.00	N/A	09/06/27	--	9,979,593.76	9,953,892.29	10/06/21
31	883100794	IN	Elyria	OH	Actual/360	4.487%	38,518.85	17,131.60	0.00	N/A	11/06/27	--	10,301,451.99	10,284,320.39	10/06/21
32	301741227	MU	Portland	OR	Actual/360	3.645%	30,375.00	0.00	0.00	N/A	10/06/27	--	10,000,000.00	10,000,000.00	10/06/21
33	883100784	RT	Chandler	AZ	Actual/360	4.230%	32,236.12	0.00	0.00	N/A	10/06/27	--	9,145,000.00	9,145,000.00	10/06/21
34	301741228	MU	Los Angeles	CA	Actual/360	4.683%	32,921.35	13,664.14	0.00	N/A	10/06/27	--	8,435,964.51	8,422,300.37	10/06/21
35	410941588	RT	Brooklyn	NY	Actual/360	4.590%	33,086.25	0.00	0.00	N/A	10/11/27	--	8,650,000.00	8,650,000.00	10/11/21
36	309220036	IN	Irvine	CA	Actual/360	3.942%	27,922.50	0.00	0.00	N/A	10/06/27	--	8,500,000.00	8,500,000.00	10/06/21
37	309220037	IN	Concord	CA	Actual/360	3.942%	27,758.25	0.00	0.00	N/A	10/06/27	--	8,450,000.00	8,450,000.00	10/06/21
38	410941547	SS	Amityville	NY	Actual/360	4.570%	28,470.37	12,397.87	0.00	N/A	09/11/27	--	7,475,807.15	7,463,409.28	10/11/21
39	309220039	OF	Anaheim	CA	Actual/360	4.543%	29,529.50	0.00	0.00	N/A	11/06/27	--	7,800,000.00	7,800,000.00	10/06/21
40	410939146	RT	Orange	CA	Actual/360	4.510%	28,187.50	0.00	0.00	N/A	11/11/27	--	7,500,000.00	7,500,000.00	10/11/21
41	410941786	SS	Clarkston	MI	Actual/360	4.660%	26,404.55	10,377.29	0.00	N/A	10/11/27	--	6,799,455.78	6,789,078.49	10/11/21
42	309220042	IN	Rancho Santa Margarit	CA	Actual/360	3.942%	22,633.65	0.00	0.00	N/A	10/06/27	--	6,890,000.00	6,890,000.00	10/06/21
43	309220043	IN	Santa Clarita	CA	Actual/360	3.942%	22,485.82	0.00	0.00	N/A	10/06/27	--	6,845,000.00	6,845,000.00	10/06/21
44	301741213	LO	Bluffton	SC	Actual/360	4.950%	22,560.50	12,340.34	0.00	N/A	08/06/27	--	5,469,213.15	5,456,872.81	10/06/21
45	28001124	RT	Garden Grove	CA	Actual/360	4.612%	20,457.64	7,777.26	0.00	N/A	08/06/27	--	5,322,889.56	5,315,112.30	10/06/21
46	883100781	MU	West Fargo	ND	Actual/360	4.692%	18,150.47	7,550.12	0.00	N/A	09/06/27	--	4,642,064.65	4,634,514.53	10/06/21
47	410941723	RT	Fresno	CA	Actual/360	4.540%	17,800.05	6,889.59	0.00	N/A	10/11/27	--	4,704,857.79	4,697,968.20	10/11/21
48	883100785	LO	Marshall	MI	Actual/360	4.600%	15,404.25	9,358.95	0.00	N/A	10/06/27	--	4,018,500.11	4,009,141.16	10/06/21
49	28001148	RT	Dunmore	PA	Actual/360	5.250%	15,309.24	7,462.17	0.00	N/A	11/06/27	--	3,499,254.31	3,491,792.14	10/06/21
50	410941278	RT	Kirkwood	MO	Actual/360	4.700%	6,155.62	5,427.31	0.00	N/A	10/11/27	--	1,571,646.42	1,566,219.11	10/11/21
52	28001168	RT	East Peoria	IL	Actual/360	4.910%	4,153.04	0.00	0.00	11/06/27	11/06/32	--	1,015,000.00	1,015,000.00	10/06/21
Totals							2,879,835.62	741,226.76	0.00				763,454,863.22	762,713,636.46
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					eMortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,381,776.31	0.00	--	--	10/13/21	1,846,368.05	25,142.03	1,264,632.03	1,264,632.03	0.00	0.00
1A	0.00	0.00	--	--	10/13/21	791,300.59	10,775.16	541,985.14	541,985.14	0.00	0.00
2	17,496,365.00	(4,967,040.00)	01/01/20	09/30/20	08/11/21	0.00	132,275.96	241,226.59	2,961,764.23	0.00	0.00
3	29,967,967.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,881,702.15	3,076,113.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	12,524,791.99	6,584,176.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	20,993,989.53	8,828,954.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,640,843.56	3,145,365.71	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,331,233.72	2,380,868.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,393,412.96	2,123,091.43	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	827,337.00	01/01/18	06/30/18	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,381,943.85	1,200,334.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,012,106.41	1,321,674.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,431,913.74	751,706.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	(1,978,462.00)	(1,001,929.00)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,040,998.00	82,029.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	10,708.49	0.00
16	1,376,274.45	872,219.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,199,061.76	2,115,338.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,673,211.91	834,626.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	798,174.07	0.00	--	--	02/11/21	2,286,635.14	28,382.86	0.00	0.00	0.00	0.00
20	682,092.00	343,335.00	04/01/19	03/31/20	09/11/20	0.00	0.00	93,200.55	1,008,964.87	414,923.43	0.00
21	56,374,602.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,212,190.75	566,192.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,223,717.75	633,739.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,478,885.00	712,456.00	07/01/19	06/30/20	01/11/21	0.00	0.00	69,685.15	907,249.87	0.00	0.00
25	1,582,750.95	867,566.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	4,587,165.66	920,846.27	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,138,164.51	594,847.13	01/01/21	06/30/21	--	0.00	0.00	6,268.41	6,268.41	0.00	0.00
28	662,452.00	917,997.51	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,277,969.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,139,869.18	603,788.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,465,713.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,254,029.68	568,686.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	692,009.60	512,309.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,154,002.55	589,968.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	291,246.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	941,799.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,080,816.00	848,280.20	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
38	600,792.67	188,661.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	774,816.00	442,863.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	605,871.22	395,512.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	558,934.24	363,855.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	806,126.00	624,255.86	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
43	577,533.00	746,542.70	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
44	569,250.04	534,959.87	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	549,660.72	275,520.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	383,227.15	168,926.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	408,210.03	280,563.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	352,596.99	645,465.36	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	392,335.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	111,309.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	94,949.42	47,474.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	207,461,085.01	41,680,791.50				4,924,303.78	196,576.01	2,216,997.88	6,690,864.55	425,631.92	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	3	68,257,895.26	0	0.00	0	0.00	1	12,535,768.82	0	0.00	0	0.00	4.526384%	4.461873%	71
09/17/21	0	0.00	0	0.00	3	68,371,664.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.526532%	4.462028%	72
08/17/21	0	0.00	0	0.00	3	68,475,257.57	0	0.00	0	0.00	0	0.00	0	0.00	1	1,125,753.67	4.526662%	4.462164%	73
07/16/21	0	0.00	0	0.00	3	68,578,394.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.526943%	4.462524%	74
06/17/21	0	0.00	1	19,635,948.31	3	68,690,800.34	0	0.00	0	0.00	1	16,000,000.00	0	0.00	0	0.00	4.527088%	4.462675%	75
05/17/21	1	19,659,525.35	0	0.00	4	84,792,989.65	0	0.00	0	0.00	2	50,000,000.00	0	0.00	0	0.00	4.527215%	4.459991%	76
04/16/21	0	0.00	0	0.00	6	134,904,482.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.527358%	4.460143%	77
03/17/21	0	0.00	0	0.00	6	135,005,731.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.527484%	4.460278%	78
02/18/21	0	0.00	1	14,570,537.47	5	120,565,354.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.527657%	4.454157%	79
01/15/21	0	0.00	0	0.00	6	135,236,124.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.527781%	4.454287%	80
12/17/20	0	0.00	2	58,004,435.89	4	77,331,480.63	0	0.00	0	0.00	1	8,650,000.00	0	0.00	0	0.00	4.527904%	4.468039%	81
11/18/20	1	16,000,000.00	0	0.00	5	92,784,092.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.528042%	4.472314%	82
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	28001836	09/06/20	12	6	241,226.59	2,961,764.23	0.00	42,185,054.85	12/10/20	1
20	310941491	11/11/20	10	6	93,200.55	1,008,964.87	5,409,164.75	14,654,853.51	07/17/20	2
24	600940874	08/11/20	13	6	69,685.15	907,249.87	135,843.91	12,771,430.98	11/16/20	1
Totals					404,112.30	4,877,978.97	5,545,008.66	69,611,339.34
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		14,332,903	0	14,332,903		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		748,380,733	694,455,741	53,924,992		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	762,713,636	694,455,741	0	0	68,257,895	0
Sep-21	763,454,863	695,083,198	0	0	68,371,665	0
Aug-21	764,133,401	695,658,143	0	0	68,475,258	0
Jul-21	765,936,650	697,358,256	0	0	68,578,395	0
Jun-21	766,671,561	678,344,813	0	19,635,948	68,690,800	0
May-21	767,343,394	662,890,879	19,659,525	0	84,792,990	0
Apr-21	768,072,846	633,168,363	0	0	134,904,482	0
Mar-21	768,739,060	633,733,328	0	0	135,005,732	0
Feb-21	769,584,125	634,448,232	0	14,570,537	120,565,355	0
Jan-21	770,244,273	635,008,149	0	0	135,236,125	0
Dec-20	770,901,777	635,565,861	0	58,004,436	77,331,481	0
Nov-20	771,617,416	662,833,324	16,000,000	0	92,784,092	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	883100797	35,000,000.00	35,000,000.00	172,600,000.00	06/01/21	7,040,555.31	1.06010	12/31/20	11/06/27	I/O
1A	883100798	15,000,000.00	15,000,000.00	172,600,000.00	06/01/21	16,943,274.45	2.23000	--	11/06/27	I/O
2	28001836	41,389,223.18	42,185,054.85	182,000,000.00	04/26/21	(5,993,827.60)	(0.83620)	09/30/20	03/06/27	304
19	301741211	16,000,000.00	16,000,000.00	15,700,000.00	01/11/21	788,484.07	0.97790	12/31/20	08/06/27	I/O
20	310941491	14,332,903.26	14,654,853.51	18,800,000.00	08/26/20	45,315.00	0.04040	03/31/20	11/11/22	252
24	600940874	12,535,768.82	12,771,430.98	14,500,000.00	01/07/21	462,400.00	0.54850	06/30/20	11/11/27	312
Totals		134,257,895.26	135,611,339.34	576,200,000.00		19,286,201.23

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	883100797	MU	NJ	06/26/20	9

The loan is current and performing as agreed under a forbearance agreement. The borrower has nearly completed an approximate $15mm PIP for the hotel and approximate $4.8mm renovation for the commercial component of the collateral.

	The SS anticipates returning the loan to the MS upon completion of the PIP circa 11/21.

1A	883100798	Various	Various	06/26/20	9

The loan is current and performing as agreed under a forbearance agreement. The borrower has nearly completed an approximate $15mm PIP for the hotel and approximate $4.8mm renovation for the commercial component of the collateral.

	The SS anticipates returning the loan to the MS upon completion of the PIP circa 11/21.

2	28001836	LO	CA	12/10/20	1

10/5/2021: Loan transferred to Special Servicing on 12/10/2020 for Payment Default. Loan was past due for 10/6/2020. Loan secured by 1,004 room full service Marriott near LAX Airport. Hotel is Marriott managed. Loan amount spread over three pari pa ssu notes. On December 23. 2020 a Pre-Negotiation Agreement was signed by borrower, January 19, 2021, Loan default letter was sent to borrower, on January 28, 2021 a Loan acceleration letter was sent to borrower, February

22, 2021 lender counsel sent letter to Marriott pursuant to SNDA of loan defaults and Noteholders intention to file lawsuit to have receiver appointed, the lawsuit was filed on March 2, 2021 in Los Angeles County Superior Court seeking to appoint a receiver, on April 5, 2021 t he Court denies Noteholders motion to have receiver appointed on several grounds, the Noteholders lawsuit will shortly be dismissed without prejudice, but refiled as needed in the future. Borrower and

Borrower's counsel agreed to and accepted Midland's new terms which are subject to Lender final approval. Once approved, the Modification is scheduled to close in October. Borrower and SS are working on sources and uses to close

	Loan Modification while the approval process continues.

19	301741211	MU	NY	11/10/20	9
	Noteholder approved a forbearance to include a 12-month deferral of debt service and repayment over 24 months.					The forbearance agreement was executed in May. SS is monitoring payments.

20	310941491	LO	TX	07/17/20	2

Post COVID, the Borrower closed the hotel, and several months thereafter, the PM vacated due to non-payment in January 2021. SS sought the appointment of a receiver as the Borrower noted that there was a mold issue at the hotel. The judge rejectedservicer's request for a receiver. In March 2021, the judge signed off on a receivership order and the Receiver was put in place on March 15th. Receiver supervised mold remediation has been completed and project close-out

	is in process. Negotiatio ns are in progress for a potential sale of the note.

24	600940874	LO	MI	11/16/20	1
	Noteholder approved a forbearance to include a 16-month deferral of debt service and repayment over 24 months.					The forbearance agreement was executed in September. SS will continue to monitor.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	883100797	0.00	4.35500%	0.00	4.35500%	10	04/27/21	04/06/20	05/10/21
1A	883100798	0.00	4.35500%	0.00	4.35500%	10	04/27/21	04/06/20	05/10/21
19	301741211	16,000,000.00	4.97000%	0.00	4.97000%	10	05/28/21	10/06/20	06/11/21
24	600940874	16,000,000.00	4.99000%	16,000,000.00	4.99000%	10	09/29/21	09/29/21	--
27	410939804	11,919,047.74	4.41000%	11,919,047.74	4.41000%	10	08/14/20	06/11/20	09/11/20
35	410941588	0.00	4.59000%	0.00	4.59000%	8	11/13/20	07/30/20	--
Totals		43,919,047.74		27,919,047.74
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	7,291.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	3,125.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	8,636.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	170.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	26,052.98	0.00	170.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		26,223.93

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 27

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27